Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related party receivables	$ 76,466	$ 184,961
Related party payables	279,925	$ 32,005
Equity Transfer Agreement [Member] | Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Related party receivables	43,414
Equity Transfer Agreement [Member] | Beijing ZhipingScience and Technology Development Co., Ltd [Member]
Related party receivables	$ 28,259